AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Principal Amount	Value
Municipal Bonds - 102.4%
Arizona - 1.3%
Arizona Industrial Development Authority 4.000%, 02/01/50	$2,000,000	$2,301,422
The Industrial Development Authority of the County of Pima 4.000%, 04/01/46	2,405,000	2,805,922

Total Arizona		5,107,344
California - 3.5%
California Health Facilities Financing Authority 4.000%, 04/01/49	1,000,000	1,139,282
California Municipal Finance Authority, Series I
5.000%, 05/15/43	3,000,000	3,631,583
5.000%, 05/15/48	4,600,000	5,534,411

California State Public Works Board, Series B 4.000%, 05/01/46	2,500,000	2,936,658

Total California		13,241,934
Colorado - 4.1%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	7,215,000	8,789,105
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	4,445,000	6,778,199

Total Colorado		15,567,304
Connecticut - 4.9%
Connecticut State Health & Educational Facilities Authority
4.000%, 07/01/39 [1]	3,500,000	3,996,819
4.000%, 07/01/40 [1]	3,400,000	3,869,669
4.000%, 07/01/42 [1]	1,750,000	1,981,013

State of Connecticut Special Tax Revenue
4.000%, 05/01/39	1,000,000	1,176,190
5.000%, 05/01/40	1,000,000	1,267,300

State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/38	5,165,000	6,296,207

Total Connecticut		18,587,198
Florida - 10.4%
City of Tampa, Series H
4.000%, 07/01/45	2,775,000	3,158,205
5.000%, 07/01/50	2,250,000	2,765,831

County of Miami-Dade FL Water & Sewer System Revenue 4.000%, 10/01/46	4,000,000	4,696,948
County of Miami-Dade Seaport Department, Series A 4.000%, 10/01/45	5,000,000	5,773,917
Escambia County Health Facilities Authority 4.000%, 08/15/50	6,050,000	6,753,465
	Principal Amount	Value

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	$5,000,000	$5,739,691
Miami Beach Health Facilities Authority 4.000%, 11/15/51	4,000,000	4,551,280
Miami Beach Health Facilities Authority Mt. Sinai Medical Center 5.000%, 11/15/39	5,220,000	5,762,683

Total Florida		39,202,020
Georgia - 1.5%
Gainesville & Hall County Hospital Authority 4.000%, 02/15/51	5,000,000	5,683,943
Illinois - 9.4%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	6,750,000	8,133,688
Chicago O'Hare International Airport, Series A 4.000%, 01/01/37	2,000,000	2,339,169
Metropolitan Pier & Exposition Authority
4.000%, 12/15/42 [1]	2,000,000	2,273,120
4.000%, 06/15/52 [1]	3,000,000	3,361,372
5.000%, 06/15/50	5,000,000	6,009,393

State of Illinois
5.500%, 05/01/39	4,000,000	5,061,037
5.750%, 05/01/45	3,000,000	3,799,538

State of Illinois, Series A
4.000%, 03/01/40	1,500,000	1,715,248
5.000%, 03/01/46	2,225,000	2,724,239

Total Illinois		35,416,804
Louisiana - 3.3%
Louisiana Public Facilities Authority 4.000%, 05/15/49	5,000,000	5,701,224
New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	5,845,000	6,869,033

Total Louisiana		12,570,257
Maine - 1.1%
Maine Health & Higher Educational Facilities Authority, Series A
4.000%, 07/01/45	1,500,000	1,725,114
4.000%, 07/01/50	2,000,000	2,279,102

Total Maine		4,004,216
Massachusetts - 1.5%
Massachusetts Development Finance Agency 4.000%, 07/01/51	5,110,000	5,781,788
Minnesota - 3.2%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/49	5,910,000	7,113,426

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Minnesota - 3.2% (continued)
Duluth Economic Development Authority, Essentia Health Obligated Group 5.000%, 02/15/48	$4,050,000	$4,809,694

Total Minnesota		11,923,120
Nebraska - 2.1%
Central Plains Energy Project Project #3, Series A 5.000%, 09/01/42	5,560,000	7,996,354
New Jersey - 9.5%
New Jersey Economic Development Authority 5.000%, 11/01/44	3,000,000	3,683,372
New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	2,865,000	3,403,137
New Jersey Economic Development Authority, Series S
4.000%, 06/15/46	1,500,000	1,720,908
4.000%, 06/15/50	1,500,000	1,715,913

New Jersey Transportation Trust Fund Authority
4.000%, 06/15/45	2,000,000	2,297,506
4.000%, 06/15/50	2,000,000	2,287,884
5.000%, 06/15/45	1,000,000	1,246,072
5.000%, 06/15/50	2,000,000	2,476,503

New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	2,250,000	2,749,099
New Jersey Turnpike Authority, Series A
4.000%, 01/01/42	2,000,000	2,351,021
4.000%, 01/01/51	2,280,000	2,641,539

Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/46	2,500,000	2,961,890
5.250%, 06/01/46	3,285,000	3,965,577

Tobacco Settlement Financing Corp. Series B 5.000%, 06/01/46	2,050,000	2,403,609

Total New Jersey		35,904,030
New York - 16.2%
City of New York, Series A 5.000%, 08/01/45	4,405,000	5,440,091
City of New York, Series D 5.000%, 03/01/43	5,360,000	6,685,042
City of New York, Series F 5.000%, 03/01/42	4,000,000	5,052,525
Metropolitan Transportation Authority, Series C
4.750%, 11/15/45	3,175,000	3,728,423
5.000%, 11/15/50	2,335,000	2,798,810
5.250%, 11/15/55	3,020,000	3,672,993

Monroe County Industrial Development Corp., Series A 4.000%, 07/01/50	5,000,000	5,770,721
	Principal Amount	Value

New York City Transitional Finance Authority Future Tax Secured Revenue, Series E 4.000%, 02/01/46	$5,000,000	$5,765,109
New York State Thruway Authority, Series B 4.000%, 01/01/45	5,000,000	5,715,132
New York Transportation Development Corp.
4.000%, 12/01/39	1,825,000	2,093,537
4.000%, 12/01/40	2,020,000	2,311,973
4.000%, 04/30/53	4,000,000	4,511,344

New York Transportation Development Corp., Laguardia Airport Terminal B 5.000%, 07/01/46	6,820,000	7,568,087

Total New York		61,113,787
Oklahoma - 3.8%
Norman Regional Hospital Authority 5.000%, 09/01/45	4,335,000	5,270,994
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.250%, 08/15/48	2,975,000	3,587,829
5.500%, 08/15/52	4,500,000	5,488,309

Total Oklahoma		14,347,132
Pennsylvania - 4.5%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	5,000,000	6,144,756
Geisinger Authority, Series G 4.000%, 04/01/50	3,510,000	3,981,375
Pennsylvania Turnpike Commission, Series B
4.000%, 12/01/46	3,500,000	4,054,193
4.000%, 12/01/51	2,500,000	2,874,978

Total Pennsylvania		17,055,302
Rhode Island - 1.6%
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/35	2,000,000	2,249,760
5.000%, 06/01/40	3,285,000	3,658,325

Total Rhode Island		5,908,085
South Carolina - 1.1%
South Carolina Jobs-Economic Development Authority, Series I 5.000%, 12/01/46	3,325,000	4,163,062
Texas - 11.8%
Central Texas Regional Mobility Authority 5.000%, 01/01/46	1,500,000	1,734,499
Central Texas Regional Mobility Authority, Series B
4.000%, 01/01/51	2,000,000	2,270,367
5.000%, 01/01/45	6,405,000	7,857,794
5.000%, 01/01/46	2,050,000	2,561,104

City of Houston TX Airport System Revenue, Series A 4.000%, 07/01/46	1,500,000	1,720,303

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Texas - 11.8% (continued)

City of San Antonio TX Electric & Gas Systems Revenue, Series A 5.000%, 02/01/46	$1,600,000	$2,017,688
Texas Private Activity Bond Surface Transportation Corp. 5.000%, 06/30/58	9,320,000	11,160,023
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/40	3,955,000	4,441,121
5.000%, 12/31/45	3,880,000	4,329,112

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	5,500,000	6,342,836

Total Texas		44,434,847
Virginia - 1.8%
Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	2,500,000	2,974,231
5.000%, 12/31/52	3,170,000	3,754,824

Total Virginia		6,729,055
	Principal Amount	Value
Washington - 2.1%
Port of Seattle 5.000%, 08/01/46	$3,000,000	$3,760,289
Washington Health Care Facilities Authority
4.000%, 09/01/45	1,000,000	1,148,313
5.000%, 09/01/45	2,465,000	3,097,532

Total Washington		8,006,134
West Virginia - 3.7%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/43	8,000,000	9,612,540
West Virginia Parkways Authority 5.000%, 06/01/47	3,510,000	4,458,557

Total West Virginia		14,071,097

Total Municipal Bonds (Cost $364,510,676)		386,814,813
Total Investments - 102.4% (Cost $364,510,676)		386,814,813
Other Assets, less Liabilities - (2.4)%		(9,071,486)
Net Assets - 100.0%		$377,743,327

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2021, amounted to $15,481,993, or 4.1% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$386,814,813	—	$386,814,813
Total Investments in Securities	—	$386,814,813	—	$386,814,813

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.